ACQUISITIONS (Tables)	12 Months Ended
Feb. 29, 2020
Business Acquisition [Line Items]
Schedule of Unaudited pro forma financial information

Unaudited pro forma financial information for the Amber Road and INTTRA acquisitions (in thousands):

	Unaudited
	For the Fiscal Year Ended
	February 29, 2020	February 28, 2019
Revenue	$333,300	$325,667
Loss before income tax benefit	(114,793)	(140,551)
Net loss	(107,675)	(129,165)

INTTRA Inc
Business Acquisition [Line Items]
Schedule of net assets acquired based on their estimated fair values

The table below presents the allocation of the purchase price to the net assets acquired based on their estimated fair values, as well as the associated estimated useful lives of the acquired intangible assets (in thousands).

		Useful Lives
Net assets:
Trade name	$8,842	15	Years
Customer relationships	76,142	12	Years
Technology	29,414	7	Years
Total identifiable intangible assets	114,398
Cash and cash equivalents	16,496
Accounts receivable	4,970
Prepaid expenses and other current assets	2,068
Fixed assets	2,101
Other non-current assets	497
Total tangible assets	26,132
Goodwill	150,089
Total assets	290,619
Accounts payable	2,361
Accrued expenses and other liabilities	16,589
Deferred revenue	4,895
Other long-term liabilities	14,845
Total liabilities assumed	38,690
Net assets acquired	$251,929

Amber Road Inc
Business Acquisition [Line Items]
Schedule of net assets acquired based on their estimated fair values

The table below presents the allocation of the purchase price to the net assets acquired based on their estimated fair values, as well as the associated estimated useful lives of the acquired intangible assets (in thousands).

		Useful Lives
Net assets:
Content library	$57,000	10	Years
Customer relationships	103,100	12	Years
Technology	41,000	7	Years
Total identifiable intangible assets	201,100
Cash and cash equivalents	6,524
Accounts receivable	19,191
Prepaid expenses and other current assets	2,145
Fixed assets	3,160
Other non-current assets	1,261
Total tangible assets	32,281
Goodwill	263,317
Total assets	496,698
Accounts payable	2,100
Accrued expenses and other liabilities	6,901
Deferred revenue	29,872
Other long-term liabilities	29,181
Total liabilities assumed	68,054
Net assets acquired	$428,644